Segments of Business and Geographic Areas (Details Textuals) (USD $) In Millions, unless otherwise specified	3 Months Ended							12 Months Ended
	Dec. 30, 2012	Sep. 30, 2012	Jul. 01, 2012	Apr. 01, 2012	Jan. 01, 2012	Oct. 02, 2011	Jul. 03, 2011	Dec. 30, 2012	Jan. 01, 2012	Jan. 02, 2011
Segment of Business and Geographic Areas (Textuals) [Abstract]
Acquisition integration, transaction costs and currency related	$ 306	$ 135	$ 564	$ (106)	$ 338	$ 241	$ (102)
Other Asset Impairment Charges								909
Asset Impairment Charges			717					2,131	160	0
Litigation Expense								1,218	3,310
Total restructuring									656
Research and Development in process impairment charge	59	340	344					1,163	0	0
Litigation income										397
Restructuring expense								0	569	0
Total property, plant and equipment, net	16,097				14,739			16,097	14,739	14,553
Intangible Assets And Goodwill	51,176				34,276			51,176	34,276	32,010
Corporate and Other [Member]
Segment of Business and Geographic Areas (Textuals) [Abstract]
Acquisition integration, transaction costs and currency related								200	500
Consumer [Member]
Segment of Business and Geographic Areas (Textuals) [Abstract]
Asset Impairment Charges								264
Pharmaceutical [Member]
Segment of Business and Geographic Areas (Textuals) [Abstract]
Asset Impairment Charges								499
Litigation Expense								658	1,741	447
Research and Development in process impairment charge								1,111
Restructuring expense									(20)
Medical Devices and Diagnostics [Member]
Segment of Business and Geographic Areas (Textuals) [Abstract]
Acquisition integration, transaction costs and currency related								795
Asset Impairment Charges								146
Litigation Expense								560	1,569
Research and Development in process impairment charge								52
Litigation income										844
Restructuring expense									676
Recall Program								$ 110	$ 521	$ 280